RELATED PARTY TRANSACTIONS - Donation Agreement (Details) - Beike Zhaofang (Beijing) Technology Co Ltd Member - Donation Agreement ¥ in Millions	Sep. 05, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount of donation agreed	¥ 30
Donation period	3 years
Donation payment made by the Donator	¥ 10